Loans and advances to customers - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Loans and advances to customers	€ 683,611	€ 647,313
Finance income on net investment in finance lease	522	429
Non-subordinated
Disclosure of financial assets [line items]
Loans and advances to customers	€ 683,398	€ 647,120